Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FPA Crescent Fund - Institutional and Investor Class Shares | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.96%	20.27%	(9.20%)	15.17%	12.11%	20.02%	(7.43%)	10.39%	10.25%	(2.06%)
FPA Crescent Fund - Supra Institutional Class Shares | Supra Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	14.06%	20.33%	(9.14%)	15.24%
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.29%	9.02%	(2.82%)	1.77%	4.70%	3.78%